UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03084

Exact name of registrant as specified in charter:	Prudential Jennison Small Company Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2010

Date of reporting period:	6/30/2010

Item 1.	Schedule of Investments

Prudential Jennison Small Company Fund, Inc.

Schedule of Investments

as of June 30, 2010 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 97.9%

COMMON STOCKS 97.4%

Aerospace & Defense 1.0%

541,379	Moog, Inc. (Class A Stock)(a)	$17,448,645

Air Freight & Logistics 0.8%

1,048,850	UTi Worldwide, Inc.	12,984,763

Capital Markets 2.3%

862,985	Eaton Vance Corp.	23,827,016
1,608,046	Janus Capital Group, Inc.(b)	14,279,448

		38,106,464

Chemicals 2.2%

521,651	Albemarle Corp.	20,714,761
442,954	Intrepid Potash, Inc.(a)(b)	8,668,610
728,363	Spartech Corp.(a)	7,465,721

		36,849,092

Commercial Banks 2.4%

496,439	Bank of the Ozarks, Inc.(b)	17,608,691
102,350	BOK Financial Corp.(b)	4,858,555
407,663	First Interstate Bancsystem, Inc.	6,412,539
297,217	FirstMerit Corp.	5,091,327
200,331	Prosperity Bancshares, Inc.	6,961,502

		40,932,614

Commercial Services & Supplies 3.3%

305,292	Clean Harbors, Inc.(a)(b)	20,274,442
895,220	Mobile Mini, Inc.(a)(b)	14,574,181
595,703	Waste Connections, Inc.(a)	20,784,078

		55,632,701

Communications Equipment 2.9%

636,212	ADTRAN, Inc.	17,349,501
623,388	Ciena Corp.(a)(b)	7,904,560
687,192	CommScope, Inc.(a)(b)	16,334,554
444,830	NETGEAR, Inc.(a)(b)	7,935,767

		49,524,382

Computers & Peripherals 0.6%

746,329	Compellent Technologies, Inc.(a)	9,045,507
594,000	On Track Innovations Ltd.(a)	1,235,520

		10,281,027

Construction & Engineering 2.5%

780,077	Chicago Bridge & Iron Co. N.V.(a)(b)	14,673,248
2,548,792	Great Lakes Dredge & Dock Corp.	15,292,752
323,546	URS Corp.(a)	12,731,535

		42,697,535

Diversified Consumer Services 1.2%

671,119	Bridgepoint Education, Inc.(a)(b)	10,610,391
601,024	Education Management Corp.(a)(b)	9,165,616

		19,776,007

Diversified Telecommunication Services 1.0%

1,038,103	tw telecom, inc.(a)(b)	17,315,558

Electric Utilities 0.3%

266,803	El Paso Electric Co.(a)	5,162,638

Electrical Equipment 0.8%

363,765	Polypore International, Inc.(a)(b)	8,272,016
187,271	Woodward Governor Co.	4,781,029

		13,053,045

Electronic Equipment & Instruments 1.8%

283,404	Anixter International, Inc.(a)(b)	12,073,010
650,405	FLIR Systems, Inc.(a)	18,920,282

		30,993,292

Energy Equipment & Services 1.1%

52,480	Core Laboratories NV(b)	7,746,573
116,266	Dril-Quip, Inc.(a)	5,118,029
115,237	Oceaneering International, Inc.(a)(b)	5,174,141

		18,038,743

Food & Staples Retailing 3.2%

734,233	Ruddick Corp.	22,753,881
1,016,250	United Natural Foods, Inc.(a)(b)	30,365,550

		53,119,431

Food Products 2.4%

272,726	Diamond Foods, Inc.(b)	11,209,038
958,636	SunOpta, Inc.(a)	4,198,826
560,286	TreeHouse Foods, Inc.(a)(b)	25,582,659

		40,990,523

Healthcare Equipment & Supplies 2.0%

667,433	Align Technology, Inc.(a)(b)	9,924,729
974,540	Alphatec Holdings, Inc.(a)(b)	4,521,866

756,644	Insulet Corp.(a)(b)	11,387,492
227,384	Integra LifeSciences Holdings Corp.(a)(b)	8,413,208

		34,247,295

Healthcare Providers & Services 9.4%

540,339	Air Methods Corp.(a)	16,075,085
533,618	AMERIGROUP Corp.(a)(b)	17,331,913
523,389	Bio-Reference Labs, Inc.(a)	11,603,534
100,280	Catalyst Health Solutions, Inc.(a)	3,459,660
463,962	Centene Corp.(a)	9,975,183
207,018	Emergency Medical Services Corp. (Class A Stock)(a)	10,150,093
549,043	MWI Veterinary Supply, Inc.(a)(b)	27,594,901
482,281	Patterson Cos., Inc.	13,759,477
795,895	PSS World Medical, Inc.(a)(b)	16,833,179
811,730	Universal Health Services, Inc. (Class B Stock)	30,967,499

		157,750,524

Hotels, Restaurants & Leisure 3.2%

716,262	Cheesecake Factory, Inc. (The)(a)	15,943,992
1,026,454	Texas Roadhouse, Inc.(a)(b)	12,953,849
230,127	Vail Resorts, Inc.(a)(b)	8,033,734
412,604	WMS Industries, Inc.(a)(b)	16,194,707

		53,126,282

Household Products 1.3%

342,401	Church & Dwight Co., Inc.(b)	21,471,967

Insurance 5.6%

508,990	Aspen Insurance Holdings Ltd.	12,592,412
1,253,330	Protective Life Corp.	26,808,729
724,276	StanCorp Financial Group, Inc.(b)	29,362,149
76,179	White Mountains Insurance Group Ltd.	24,697,232

		93,460,522

Internet & Catalog Retail 0.6%

1,184,153	Vitacost.com, Inc.(a)(b)	10,645,535

Internet Software & Services 3.0%

298,836	Digital River, Inc.(a)(b)	7,145,169
858,697	GSI Commerce, Inc.(a)(b)	24,730,473
747,012	Monster Worldwide, Inc.(a)(b)	8,702,690
689,081	SAVVIS, Inc.(a)	10,163,945

		50,742,277

IT Services 2.1%

173,497	Alliance Data Systems Corp.(a)(b)	10,326,542
378,807	Global Payments, Inc.(b)	13,841,608
378,779	Wright Express Corp.(a)(b)	11,249,736

		35,417,886

Life Sciences Tools & Services 1.1%

638,969	Bruker Corp.(a)	7,769,863
171,341	Techne Corp.	9,843,541

		17,613,404

Machinery 3.8%

421,571	AGCO Corp.(a)(b)	11,369,770
579,472	IDEX Corp.(b)	16,555,515
533,801	Pentair, Inc.(b)	17,188,392
650,002	RBC Bearings, Inc.(a)	18,843,558

		63,957,235

Media 1.1%

482,014	John Wiley & Sons, Inc. (Class A Stock)	18,639,481

Metals & Mining 0.8%

69,527	Compass Minerals International, Inc.	4,886,358
1,656,847	Hecla Mining Co.(a)(b)	8,648,741

		13,535,099

Multiline Retail 1.2%

614,055	Big Lots, Inc.(a)	19,705,025

Oil, Gas & Consumable Fuels 5.5%

752,977	Arch Coal, Inc.(b)	14,916,474
307,938	Atlas Energy, Inc.(a)(b)	8,335,882
239,651	Bill Barrett Corp.(a)(b)	7,374,061
446,795	Cabot Oil & Gas Corp.	13,993,620
460,576	Concho Resources, Inc.(a)	25,483,670
721,776	Quicksilver Resources, Inc.(a)(b)	7,939,536
184,502	Whiting Petroleum Corp.(a)	14,468,647

		92,511,890

Pharmaceuticals 1.2%

328,164	Perrigo Co.(b)	19,384,647

Professional Services 2.6%

584,385	Corporate Executive Board Co. (The)	15,351,794
438,517	FTI Consulting, Inc.(a)(b)	19,114,956
728,310	Resources Connection, Inc.(a)	9,905,016

		44,371,766

Real Estate Investment Trusts 5.3%

794,652	Capstead Mortgage Corp.(b)	8,788,851
4,996,782	Chimera Investment Corp.	18,038,383
1,505,631	Cogdell Spencer, Inc.	10,178,066
656,901	CreXus Investment Corp.	8,165,280

255,159	Kilroy Realty Corp.(b)	7,585,877
3,197,140	MFA Financial, Inc.	23,658,836
241,973	Mid-America Apartment Communities, Inc.	12,454,350

		88,869,643

Road & Rail 2.2%

583,652	Heartland Express, Inc.	8,474,627
384,729	Kansas City Southern(a)	13,984,899
211,663	Landstar System, Inc.	8,252,740
413,589	Vitran Corp., Inc.(a)	5,471,783

		36,184,049

Semiconductors & Semiconductor Equipment 4.0%

692,953	ATMI, Inc.(a)	10,144,832
844,811	Cavium Networks, Inc.(a)(b)	22,125,600
1,094,456	MEMC Electronic Materials, Inc.(a)(b)	10,813,225
734,398	Power Integrations, Inc.(b)	23,643,944

		66,727,601

Software 3.7%

719,937	Ariba, Inc.(a)	11,468,596
1,126,516	CommVault Systems, Inc.(a)(b)	25,346,610
707,583	Informatica Corp.(a)(b)	16,897,082
484,918	SolarWinds, Inc.(a)(b)	7,778,085

		61,490,373

Specialty Retail 0.6%

1,031,948	Chico’s FAS, Inc.	10,195,646

Textiles, Apparel & Luxury Goods 2.3%

423,349	Maidenform Brands, Inc.(a)	8,619,386
364,995	Phillips-Van Heusen Corp.	16,888,319
364,566	Warnaco Group, Inc. (The)(a)	13,175,415

		38,683,120

Thrifts & Mortgage Finance 0.2%

258,416	Provident Financial Services, Inc.	3,020,883

Water Utilities 0.7%

699,313	Aqua America, Inc.(b)	12,363,854

Wireless Telecommunication Services 4.1%

1,695,460	NTELOS Holdings Corp.	29,161,912
1,191,659	SBA Communications Corp. (Class A Stock)(a)(b)	40,528,323

		69,690,235

	Total Common Stocks (cost $1,475,259,227)	1,636,712,699

EXCHANGED TRADED FUND 0.5%

343,376	SPDR KBW Regional Banking ETF (cost $8,729,908)(b)	7,928,552

	Total long-term investments (cost $1,483,989,135)	1,644,641,251

SHORT-TERM INVESTMENT 26.4%

Affiliated Money Market Mutual Fund

444,139,453	Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund (cost $444,139,453; includes $409,957,641 of cash collateral received for securities on loan)(c)(d)	444,139,453

	Total Investments 124.3% (cost $1,928,128,588)(e)	2,088,780,704
	Liabilities in excess of other assets (24.3%)	(408,525,727)

	Net Assets 100.0%	$1,680,254,977

The following abbreviations are used in the portfolio descriptions:

ETF—Exchange Traded Fund

SPDR—Standard & Poor’s Depository Receipts

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $395,526,094; cash collateral of $409,957,641 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.
(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of June 30, 2010 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$ 1,946,934,349	$240,406,815	$(98,560,460)	$141,846,355

The difference between book basis and tax basis is attributable to deferred losses on wash sales.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,636,712,699	$—	$—
Exchange Traded Fund	7,928,552	—	—
Affiliated Money Market Mutual Fund	444,139,453	—	—

Total	$2,088,780,704	$—	$—

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadviser to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2. The Core Fund is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Jennison Small Company Fund, Inc.

By (Signature and Title)*	/S/ DEBORAH A. DOCS
Deborah A. Docs
Secretary of the Fund

Date August 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date August 24, 2010

By (Signature and Title)*	/S/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date August 24, 2010

*	Print the name and title of each signing officer under his or her signature.